Shareholders’ Deficit (Details) - Schedule of options	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of options [Member]
Shareholders’ Deficit (Details) - Schedule of options [Line Items]
Number of Options Outstanding | shares
Number of Options Outstanding Granted | shares	90,000
Number of Options Exercised | shares	77,500
Number of Options Forfeited | shares
Number of Options Cancelled | shares	(12,500)
Number of Options Expired | shares
Number of Options Exercisable | shares
Weighted Average Exercise Price [Member]
Shareholders’ Deficit (Details) - Schedule of options [Line Items]
Weighted Average Exercise Price Outstanding
Weighted Average Exercise Price Granted	2.5
Weighted Average Exercise Price Exercised	2.5
Weighted Average Exercise Price Forfeited
Weighted Average Exercise Price Cancelled	2.5
Weighted Average Exercise Price Expired
Weighted Average Exercise Price Outstanding
Weighted Average Exercise Price Exercisable
Weighted Average Contractual Term in Years [Member]
Shareholders’ Deficit (Details) - Schedule of options [Line Items]
Weighted Average Contractual Term in Years Outstanding
Weighted Average Contractual Term in Years Granted	5 years
Weighted Average Contractual Term in Years Exercised
Weighted Average Contractual Term in Years Forfeited
Weighted Average Contractual Term in Years Cancelled
Weighted Average Contractual Term in Years Expired
Weighted Average Contractual Term in Years Outstanding
Weighted Average Contractual Term in Years Exercisable